UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		04/26/04

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	83
Form 13F Information Table Value Total:	163705
List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE
VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS CUSIP VALUE(x$1000) SHARES/PRN AMT SH/PRN
PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED	NONE
American Mineral Fields Common	023925100 31 19000SH Sole 19000	0
AmSouth Bancorporation Common 032165102 2115 90000SH Sole 90000	0
Analogic Corp New   Com P Common 032657207 1402	30834SH Sole 30834 0
Analogic Corp New   Com P Common 032657207 195 4300SH Other 01 0 4300
Bank Of America Corp Common 060505104 728 9000SH Sole 9000 0
Chaoda Modern Agric Common G2046Q107 13965 38902125SH Sole 38902125 0
Chaoda Modern Agric Common G2046Q107 2532 7053375SH Other 0 7053375
Chevrontexaco Common 166764100 228 2600SH Sole 2600 0
China Pharmaceutical Grou Common Y15018131 2284	6986000SH Sole 6986000	0
China Pharmaceutical Grou Common Y15018131 327	1000000SH Other	01 0 1000000
Citigroup, Inc. Common 172967101 7125 137827SH Sole 137827 0
Citigroup, Inc. Common 172967101 1673 32375SH Other 01 0 32375
Clear Channel Communicati Common 184502102 529 12500SH Sole 12500 0
Directv Group Inc Common 25459L106 3777	245632SH Sole 245632 0
Directv Group Inc Common 25459L106 645 41981SH Other 01 0 41981
Eiker Sparebank Asa Prima Common R1984E108 333 15485SH Sole 15485 0
Eiker Sparebank Asa Prima Common R1984E108 58 2700SH Other 01 0	2700
Elan Corp Plc Sponsored ADR 284131208 206 10000SH Sole 10000 0
Esso Sa Act Common F31710100 3730 30058SH Sole 30058 0
Esso Sa Act Common F31710100 1253 10100SH Other	01 0 10100
Exxon Mobil Corporation Common 30231G102 220 5312SH Sole 5312	0
Fletcher Challenge  Fores Sponsored ADR	339324808 126 12000SH Sole 12000 0
Freeport-Mcmoran Copper Preferred D 35671D865 1024 83550SH Sole 83550 0
Hang Ten Group Common G42856107 1 333444SH Other 01 0 333444
Hanover Direct Common 410783104	119 479500SH Other 01 0	479500
Hibernia Corp Class A 428656102	563 24000SH Sole 24000	0
Huaneng Power Common Y3744A105 45 23000SH Sole 23000 0
Icici Bk Ltd  Sponsored ADR 45104G104 1926 120800SH Sole 120800	0
Icici Bk Ltd  Sponsored ADR 45104G104 334 21000SH Other	01 0 21000
Indre Sogn Sparebanka Pri Common R3409A109 118	7830SH Sole 7830 0
Indre Sogn Sparebanka Pri Common R3409A109 49	3300SH Other 01 0 3300
Intrawest Corporation Sponsored ADR 460915200 7069 415600SH Sole 415600	0
Intrawest Corporation Sponsored ADR 460915200 1340 78826SH Other 01 0 78826
Jiangsu Expressway  Co Lt Common Y4443L103 47 85000SH Sole 85000 0
Johnson & Johnson Nfs Common 478160104 340 6707SH Sole 6707 0
Kerry Group Plc Common G52416107 2753 142900SH Sole 142900 0
Kerry Group Plc Common G52416107 591 30700SH Other 01 0	30700
Kimberly Clark De   Mexic Common P60694117 31 11500SH Sole 11500 0
Micron Technology Nfs Common 595112103 459 27500SH Sole 27500 0
Murphy Oil Corp Common 626717102 251 4000SH Sole 4000 0
Nippon Telegraph & Teleph Sponsored ADR	654624105 5089 179600SH Sole 179600 0
Nippon Telegraph & Teleph Sponsored ADR	654624105 2441 86150SH Other 01 0 86150
Orkla A/S Nok25 Series A R67787102 557 19440SH Sole 19440 0
People S Food Holdings Lt Common G7000R108 11342 12758400SH Sole 12758400 0
People S Food Holdings Lt Common G7000R108 2139	2407000SH Other	01 0 2407000
Petrochina Sponsored ADR 71646E100 18367 359450SH Sole 359450 0
Petrochina Sponsored ADR 71646E100 3717	72750SH	Other 01 0 72750
Petrokazahstan Inc Sponsored ADR 71649P102 13706 486550SH Sole 486550 0
Petrokazahstan Inc Sponsored ADR 71649P102 2636	93600SH Other 01 0 93600
Pfizer Inc. Common 717081103 263 7518SH Sole 7518 0
Pt Berlina Shs Common Y7119G167 16 107500SH Sole 107500	0
Pt Indofarma Perserotbk Common Y7131M101 15 800000SH Sole 800000 0
Regent Comm Inc Del Common 758865109 85	13000SH Sole 13000 0
Regions Finl Corp Common 758940100 261	7156SH Sole 7156 0
Sabine Royalty Tr Unit Trust 785688102 560 17230SH Sole 17230 0
Sembcorp Inds Common Y79711100 35 39000SH Sole 39000 0
Sinolink Worldwide  Hldgs Common G8165B102 3696	28434000SH Sole 28434000 0
Sinolink Worldwide  Hldgs Common G8165B102 799 6150000SH Other 01 0 6150000
Sparebanken Nord    Norge Common R8288N106 1005	40385SH Sole 40385 0
Sparebanken Nord    Norge Common R8288N106 114 4600SH Other 01 0 4600
Stada Arzneimittel  Ag Ba Common D76226113 3370	66000SH	Sole 66000 0
Stada Arzneimittel  Ag Ba Common D76226113 663 13000SH Other 01 0 13000
Swisscom Sponsored ADR 871013108 709 21500SH Sole 21500	0
Swisscom Sponsored ADR 871013108 181 5500SH Other 01 0 5500
Tenon Ltd Preferred Q8983K101 2080 1849454SH Sole 1849454 0
Tenon Ltd Preferred Q8983K101 393 350000SH Other 01 350000 0 350000
Tenon Ltd Shs Common Q8983K127 8498 7553989SH Sole 7553989 0
Tenon Ltd Shs Common Q8983K127 1766 1570000SH Other 01 0 1570000
Teppco Partners Limited P Common 872384102 363 8650SH Sole 8650	0
Totens Sparebank Common	R92151100 827 44650SH Sole 44650 0
Totens Sparebank Common	R92151100 23 6900SH Other 01 0 6900
Trustmark Corp Common 898402102	1820 62734SH Sole 62734	0
Union Planters Corp Common 908068109 233 7809SH Sole 7809 0
United Food Holdingsltd Common G9232V105 7679 23412600SH Sole 23412600 0
United Food Holdingsltd Common G9232V105 1476 4501400SH Other 01 0 4501400
United Technologies Corp Common	913017109 208 2412SH Sole 2412 0
Viacom Inc Class B 925524308 255 6510SH Sole 6510 0
Wah Sang Gas Common G9419C128 3783 34398000SH Sole 34398000 0
Wah Sang Gas Common G9419C128 698 6350000SH Other 01 0 6350000
Wal Mart De Mexico Common P98180105 40 13100SH Sole 13100 0
        	163705